Subsequent events (Details)					12 Months Ended
	Apr. 21, 2023 USD ($) $ / shares shares	Apr. 21, 2023 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Subsequent events
Treasury stock amount			$ 69,775,108	¥ 481,582,245
ADS
Subsequent events
Repurchased shares, average price | $ / shares			$ 2.154
Share repurchase program
Subsequent events
Treasury stock amount					$ 595,447,163	¥ 4,080,022,764	$ 2,258,112	¥ 15,528,092
Share repurchase program | Class A ordinary shares
Subsequent events
Number of shares repurchased					105,309,388	105,309,388	1,495,291	1,495,291
Share repurchase program | ADS
Subsequent events
Number of shares repurchased					105,309,388	105,309,388	1,495,291	1,495,291
Repurchased shares, average price | $ / shares					$ 5.654		$ 1.510
Subsequent event | Share repurchase program | Class A ordinary shares
Subsequent events
Number of shares repurchased	8,854,900	8,854,900
Subsequent event | Share repurchase program | ADS
Subsequent events
Number of shares repurchased	8,854,900	8,854,900
Repurchased shares, average price | $ / shares	$ 1.148
Treasury stock amount	$ 10,162,922	¥ 69,283,273